Revenue Recognition - Cumulative Effect - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in assets and liabilities, net of acquisitions:
Receivables, net of allowance	$ (58)	$ (12)	$ 18
Inventories	(34)	(21)	6
Current liabilities, exclusive of debt	(22)	$ (25)	$ 23
Balances Without Adoption of Topic 606
Changes in assets and liabilities, net of acquisitions:
Receivables, net of allowance	(51)
Inventories	(79)
Current liabilities, exclusive of debt	16
ASU 2014-09 | Adjustments
Changes in assets and liabilities, net of acquisitions:
Receivables, net of allowance	(7)
Inventories	45
Current liabilities, exclusive of debt	$ (38)